Cover - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40678
Entity Registrant Name	EUDA HEALTH HOLDINGS LIMITED
Entity Central Index Key	0001847846
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Pemimpin Drive #12-06
Entity Address, City or Town	One Pemimpin
Entity Address, Country	SG
Entity Address, Postal Zip Code	576151
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Common Stock, Shares Outstanding	24,627,509
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	5395	711
Auditor Name	Marcum Asia CPAs LLP	Friedman LLP
Auditor Location	New York, NY	New York, New York
Ordinary Shares [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	EUDA
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	EUDAW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Pemimpin Drive #12-07
Entity Address, City or Town	One Pemimpin
Entity Address, Country	SG
Entity Address, Postal Zip Code	576151
City Area Code	+65
Local Phone Number	6268 6821
Contact Personnel Name	Wei Wen Kelvin Chen
Contact Personnel Email Address	kelvin@euda.com